Document and Entity Information	3 Months Ended
Mar. 31, 2015
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 31, 2015
Trading Symbol	PIRS
Entity Registrant Name	PIERIS PHARMACEUTICALS, INC.
Entity Central Index Key	0001583648
Entity Filer Category	Smaller Reporting Company